Condensed Consolidating Financial Information (Details 3) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Operating activities:
Net cash provided by operating activities	$ 16	$ 99	$ 413	$ 438	$ 405
Investing activities:
Cost of business acquisition				(2)
Cash paid for property and equipment	(85)	(84)	(109)	(81)	(43)
Net cash used in investing activities	(85)	(84)	(109)	(83)	(43)
Financing activities:
Net repayments of long-term debt	(123)	(205)	(227)	(225)	(171)
Other financing activities	(18)	(18)	(25)	(28)	(7)
Net cash used in financing activities	(141)	(223)	(252)	(253)	(178)
Net increase in cash and equivalents	(210)	(208)	52	102	184
Cash and equivalents at beginning of period	371	319	319	217	33
Cash and equivalents at end of period	161	111	371	319	217
Parent Company
Operating activities:
Net cash provided by operating activities	(19)	79	394	426	397
Investing activities:
Cost of business acquisition				(2)
Cash paid for property and equipment	(66)	(68)	(88)	(69)	(38)
Net cash used in investing activities	(66)	(68)	(88)	(71)	(38)
Financing activities:
Net repayments of long-term debt	(123)	(205)	(227)	(225)	(171)
Other financing activities	(17)	(18)	(25)	(28)	(7)
Net cash used in financing activities	(140)	(223)	(252)	(253)	(178)
Net increase in cash and equivalents	(225)	(212)	54	102	181
Cash and equivalents at beginning of period	363	309	309	207	26
Cash and equivalents at end of period	138	97	363	309	207
Guarantor Subsidiaries
Operating activities:
Net cash provided by operating activities	109	96	234	301	525
Investing activities:
Cash paid for property and equipment	(19)	(16)	(21)	(12)	(5)
Net cash used in investing activities	(19)	(16)	(21)	(12)	(5)
Financing activities:
Intercompany dividends	(74)	(76)	(215)	(289)	(517)
Other financing activities	(1)
Net cash used in financing activities	(75)	(76)	(215)	(289)	(517)
Net increase in cash and equivalents	15	4	(2)		3
Cash and equivalents at beginning of period	8	10	10	10	7
Cash and equivalents at end of period	23	14	8	10	10
Eliminations
Operating activities:
Net cash provided by operating activities	(74)	(76)	(215)	(289)	(517)
Financing activities:
Intercompany dividends	74	76	215	289	517
Net cash used in financing activities	$ 74	$ 76	$ 215	$ 289	$ 517